SCHEDULE OF RESTRICTED STOCK UNIT ACTIVITY (Details) - Restricted Stock Units (RSUs) [Member]	6 Months Ended
	Jun. 30, 2026 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs, beginning balance	1,228,328
Weighted average grant date fair value, beginning balance | $ / shares	$ 37.00
Number of RSUs, granted	40,000
Weighted average grant date fair value, Granted | $ / shares	$ 6.34
Number of RSUs, Vested	(2,000)	[1]
Weighted average grant date fair value, Vested | $ / shares	$ 39.80	[1]
Number of RSUs, Forfeited
Weighted average grant date fair value, Forfeited | $ / shares
Number of RSUs, ending balance	1,266,328
Weighted average grant date fair value, ending balance | $ / shares	$ 36.03
Vested, shares	640

[1]	640 vested RSUs as of June 30, 2026, were issued in August 2026.